REDEEMABLE CONVERTIBLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2022
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Schedule of redeemable convertible preferred stock

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	amount
Series B Redeemable Convertible Preferred Stock	7,610,700	7,288,333	$26,237,999
Series A Redeemable Convertible Preferred Stock	26,250	26,245	26,245,000
Total	7,636,950	7,314,578	$52,482,999